Consolidated Statement of Changes in Shareholder’s Deficit (Parenthetical) - shares	Jan. 26, 2023	Jan. 26, 2023
Distoken Acquisition Corporation [Member]
Restructuring Cost and Reserve [Line Items]
Common stock redesignation authorized shares description	the shareholders of the Company approved, through an ordinary resolution, the redesignation of authorized share capital from two classes of ordinary shares (Class A and Class B) to one class of ordinary shares, through a special resolution and related amendments to the memorandum and articles of association.	the shareholders of the Company approved, through an ordinary resolution, the redesignation of authorized share capital from two classes of ordinary shares (Class A and Class B) to one class of ordinary shares, through a special resolution and related amendments to the memorandum and articles of association.